Columbia Multi Strategy Alternatives Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	65,552
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,000,000	1,000,000
Cayuga Park CLO Ltd.(a),(e)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	1,000,000	998,817
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	399,988	404,344
Series 2025-2NN Class A
01/15/2032	5.498%	325,200	326,108
Series 2025-2NN Class B
01/15/2032	6.475%	594,733	601,396
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	450,000	347,470
Elmwood CLO VIII Ltd.(a),(e)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	9.918%	250,000	241,673
Exeter Automobile Receivables Trust(a)
Series 2026-1 Class E
08/15/2033	6.690%	250,000	252,852
Lendbuzz Securitization Trust(a)
Series 202026-1A Class C
09/15/2031	7.450%	100,000	100,711
Series 2026-1A Class B
12/16/2030	6.400%	100,000	100,605
MPOWER Education Trust(a)
Series 2025-1 Class B
12/22/2042	8.180%	100,000	102,932
MRQI(a)
Series 2026-HI1 Class D
01/25/2046	6.000%	194,000	192,923
Series 2026-HI1A Class E
01/25/2046	6.000%	143,000	141,748
Pagaya AI Debt Grantor Trust(a)
Series 2025-R3 Class A
01/18/2033	4.841%	464,529	465,007
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1 Class B
09/15/2033	5.370%	780,000	785,581
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	299,096	301,891
Pagaya AI Debt Grantor Trust(a),(f)
Series 2026-1 Class A2
09/15/2033	0.000%	290,000	290,237
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	5,087
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	0
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	27,443
Pagaya AI Debt Trust(a)
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	304,656	316,387
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	131,820	133,621
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	275,016	274,993
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	142,936	141,637
Research-Driven Pagaya Motor Trust(a)
Series 2025-6A Class A3
08/25/2034	5.013%	420,000	421,512
RR 16 Ltd.(a),(e)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.184%	266,667	256,895
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	1,000,000	1,075,881
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	800,000	848,073
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	262
Total Asset-Backed Securities — Non-Agency (Cost $11,881,430)			10,221,638

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	1,229,411	57,040
Series 2019-131 Class IO
07/16/2061	0.803%	2,545,996	145,293
Series 2020-19 Class IO
12/16/2061	0.720%	1,551,408	69,949
Series 2020-3 Class IO
02/16/2062	0.616%	1,864,262	67,720
Total Commercial Mortgage-Backed Securities - Agency (Cost $967,946)			340,002

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.230%	200,000	200,627
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	350,000	281,524
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	150,000	120,692
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	34,146
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	319,676
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.582%	1,000,000	930,050
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,553,761)			1,886,715

Residential Mortgage-Backed Securities - Agency 22.9%

Fannie Mae REMICS(e),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	2.418%	1,499,990	207,235
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.418%	1,443,563	195,983
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	2.318%	2,359,871	369,021
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	2.286%	2,655,827	336,598
Fannie Mae REMICS(e)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.617%	978,845	996,956
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.617%	562,695	575,915
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	1,574,489	1,532,466
09/01/2053	5.500%	1,593,148	1,644,188
Federal Home Loan Mortgage Corp.(e),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.718%	534,321	74,073
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.298%	1,067,310	169,352
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.268%	1,608,917	258,805
Federal Home Loan Mortgage Corp. REMICS(e),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	2.227%	2,600,958	291,925
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	2.318%	1,797,308	244,962
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,344,835	456,992
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/01/2052	5.000%	1,646,520	1,677,754
02/01/2053	4.500%	960,671	954,232
07/01/2055	5.500%	1,976,056	2,009,161
Federal National Mortgage Association(e),(h)
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	1.218%	2,532,801	227,309
Federal National Mortgage Association REMICS(e),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	2.318%	1,059,379	121,951
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.268%	2,407,594	348,890
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	2.368%	1,573,247	207,434
Freddie Mac REMICS(e),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.268%	1,366,947	167,226
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.333%	1,160,005	134,560
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.433%	1,897,407	99,804
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.617%	603,489	614,624
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.967%	605,130	614,610
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.267%	991,462	989,224
Government National Mortgage Association(e),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.826%	1,202,987	146,917
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.268%	1,584,484	238,793
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	15,419,210	233,453
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	2.318%	1,840,323	241,817
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.318%	1,951,333	257,333
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.418%	1,018,859	136,123
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	2.268%	1,586,042	233,446
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.368%	1,761,873	242,084
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	1,779,464	253,346

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	2,571,446	393,288
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	5,785,463	33,664
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	2,886,317	428,333
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	2,843,041	417,773
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	4,780,947	30,817
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	2,718,272	406,261
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	16,431,511	42,931
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.518%	2,824,903	439,563
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.518%	2,099,502	293,291
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	2,751,263	53,025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.518%	2,652,890	383,991
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	2.339%	3,778,958	381,485
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,352,804	44,974
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	2.268%	2,457,600	287,472
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	2.069%	1,230,882	82,325
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	2.239%	2,782,368	188,543
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.268%	2,328,761	294,868
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.989%	4,733,779	330,615
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.689%	1,530,032	119,973
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.489%	1,586,926	147,857
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.739%	3,903,078	197,946
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.739%	2,536,804	131,923
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.739%	3,036,744	159,686
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.589%	1,482,075	218,674
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.639%	1,850,783	255,029
Government National Mortgage Association(h)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	3,696,877	537,452
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,621,132	259,134
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,581,364	373,916
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,712,416	381,938
CMO Series 2021-158 Class VI
09/20/2051	3.000%	1,994,783	315,287
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,047,748	551,838
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,562,751	257,852
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,560,183	358,192
Government National Mortgage Association(e)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.662%	541,003	562,490
Government National Mortgage Association TBA(j)
03/19/2056	4.500%	11,000,000	10,870,234
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(j)
03/12/2038	6.000%	21,000,000	21,539,454
03/13/2055	3.500%	9,000,000	8,480,524
03/13/2055	4.000%	23,000,000	22,351,707
03/13/2055	5.000%	13,000,000	13,058,311
03/12/2056	4.500%	18,000,000	17,799,303
Total Residential Mortgage-Backed Securities - Agency (Cost $123,431,807)			120,966,501

Residential Mortgage-Backed Securities - Non-Agency 10.7%

A&D Mortgage Trust(a),(k)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	445,363	449,228
A&D Mortgage Trust(a),(g)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	347,081	347,946
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.438%	400,000	407,671
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	6.115%	142,889	144,019
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.875%	465,000	300,134
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	244,751	217,718
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,785,064
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	264,069	264,438
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	300,871
CMO Series 2020-NQM1 Class B2
05/25/2060	5.922%	430,000	433,328
CMO Series 2025-HE1 Class B2
09/25/2072	6.543%	430,000	422,035
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	190,171
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	273,251
Center Street Lending Resi-Investor ABS Mortgage Trust(a),(k)
CMO Series 2026-RTL1 Class A1
12/25/2030	5.375%	800,000	803,251

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	310,387
CMO Series 2023-3 Class M1
07/25/2058	8.220%	800,000	803,614
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.554%	650,000	584,314
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.554%	500,000	431,147
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.062%	473,000	474,512
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.062%	300,000	300,129
Subordinated CMO Series 2023-2 Class B1
06/25/2058	7.937%	200,000	200,488
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.220%	300,000	301,291
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	249,242
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	998,443	793,391
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	551,790
COLT Mortgage Loan Trust(a),(g)
CMO Series 2021-3 Class A3
09/27/2066	1.419%	390,580	343,286
CMO Series 2023-1 Class B2
04/25/2068	7.917%	300,000	299,729
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	333,410
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	148,865
Connecticut Avenue Securities Trust(a),(e)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.167%	550,000	566,821
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.667%	900,000	930,222
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2025-CES1 Class B1
10/25/2055	6.971%	200,000	202,193
CMO Series 2025-CES1 Class B2
10/25/2055	7.914%	150,000	151,233
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(a),(e)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.867%	800,000	825,796
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	8.533%	150,000	158,569
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	100,000	109,507
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	100,000	108,632
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	159,249
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	270,109
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	432,258
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	156,618
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	159,772
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	258,102
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	210,773
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.417%	1,050,000	1,175,962
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.167%	550,000	570,781
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(e)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	413,162	399,948
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	34,515,994	242,016
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	84,336	83,345
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	145,205
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,000,000	816,993
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	14,240,002	86,454
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	25,794,471	67,140
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	25,794,471	85,790
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	111,079,303	250,517
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	111,079,303	391,421
Freddie Mac Structured Agency Credit Risk Debt Notes(e)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	350,000	301,906
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	584,240
Genworth Mortgage Insurance Corp.(a),(e)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.567%	1,825	1,825
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	8.617%	500,000	510,366
GITSIT Mortgage Loan Trust(a),(k)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	125,054	125,188
Homes Trust(a),(k)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	584,124	588,141
HTAP Issuer Trust(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	483,888	487,236
CMO Series 2024-2 Class A
04/25/2042	6.500%	610,378	611,485
CMO Series 2025-1 Class A
11/25/2042	6.500%	450,615	453,852
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	298,386
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.113%	500,000	428,145
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.411%	350,000	303,400
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(k)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	183,000	182,462
JPMorgan Mortgage Trust(a),(g)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	593,696	597,811
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	960,000	970,930
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	295,911	296,825
LHOME Mortgage Trust(a),(k)
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	401,829
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	301,240
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	300,000	301,639
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	200,000	203,100
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	468,595
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,176,903
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.977%	750,000	631,358
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.864%	200,000	152,499
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.837%	400,000	335,779
CMO Series 2024-CP1 Class M1
02/25/2068	3.837%	150,000	120,592
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	410,231	412,554
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	876,431	883,695
Oaktown Re VI Ltd.(a),(e)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	7.617%	451,329	453,457

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	388,234	326,349
Point Securitization Trust(a),(d),(k),(l)
CMO Series 2026-1 Class A1
02/25/2056	5.250%	850,000	842,637
CMO Series 2026-1 Class B1
02/25/2056	7.000%	500,000	439,028
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	677,955
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,537,560
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	410,046	397,398
PRPM LLC(a),(k)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	494,000	450,276
PRPM LLC(a),(k)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	237,057	237,169
CMO Series 2024-8 Class A2
12/25/2029	8.836%	400,000	400,440
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	146,140
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	717,208
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	193,389
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	804,791
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	159,917
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	127,684
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	144,751
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	235,152
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	292,672
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	291,913
CMO Series 2025-2 Class A2
05/25/2030	9.560%	350,000	349,683
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-1 Class A2
02/25/2031	6.474%	400,000	399,996
PRPM Trust(a),(g)
CMO Series 2025-NQM6 Class A1
10/25/2070	4.986%	1,075,434	1,080,814
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.372%	350,000	346,411
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.185%	300,000	299,015
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.362%	150,000	150,870
PRPM Trust(a),(k)
CMO Series 2026-RCF1 Class M2
01/25/2056	5.500%	150,000	145,264
RCO Trust(a),(k)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	707,583	705,647
RCO X Mortgage LLC(a),(k)
CMO Series 2025-1 Class A2
01/25/2030	8.353%	500,000	500,356
SAIF Securitization Trust(a),(k)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	142,780	145,322
Saluda Grade Alternative Mortgage Trust(a),(g)
CMO Series 2025-FIG6 Class A1
01/25/2056	5.178%	857,825	870,715
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.576%	400,000	351,652
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.576%	400,000	332,243
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.940%	442,683	691,286
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	690,000	726,789
Splitero Trust(a)
CMO Series 2025-1 Class A2
12/25/2055	7.000%	500,000	492,526
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	241,211
CMO Series 2021-3 Class A1
06/25/2056	1.127%	207,707	187,577
Toorak Mortgage Trust(a),(g)
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	200,000	202,531
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.351%	524,000	524,802
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	200,000	200,052
Triangle Re Ltd.(a),(e)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.288%	650,000	665,357
TVC Mortgage Trust(a),(k)
CMO Series 2024-RRTL1 Class M2
07/25/2039	9.109%	190,000	189,916
VCAT LLC(a),(k)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	430,047	435,558
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	39,616	39,626
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	473,841
Verus Securitization Trust(a),(g)
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.265%	300,000	247,120
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	229,062
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	201,617
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	197,685
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	99,005
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	300,000	308,525
CMO Series 2024-CES3 Class B2
01/25/2055	9.516%	200,000	206,448
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	250,000	253,938
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	150,000	152,538
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(k)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	500,000	507,394
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $54,033,271)			56,640,405

Treasury Bills 15.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 15.9%
U.S. Treasury Bills
03/03/2026	8.890%	44,000,000	43,957,198
U.S. Treasury Bills(m)
04/07/2026	3.590%	40,000,000	39,846,936
Total			83,804,134
Total Treasury Bills (Cost $83,814,533)			83,804,134

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $806,334)	673,235

Put Option Contracts Purchased 0.0%

(Cost $724,775)	211,727

Money Market Funds 54.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(n),(o)	285,657,463	285,600,332
Total Money Market Funds (Cost $285,577,397)		285,600,332
Total Investments in Securities (Cost: $564,791,254)		560,344,689
Other Assets & Liabilities, Net		(31,619,037)
Net Assets		528,725,652
At February 28, 2026, securities and/or cash totaling $65,222,907 were pledged as collateral.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,491,000 CAD	12,790,681 USD	Barclays	03/11/2026	—	(36,656)
2,539,000 CHF	3,295,725 USD	Barclays	03/11/2026	—	(9,956)
29,905,000 EUR	35,611,233 USD	Barclays	03/11/2026	259,615	—
39,555,000 SEK	4,393,566 USD	Barclays	03/11/2026	9,844	—
22,530,839 USD	16,462,000 GBP	Barclays	03/11/2026	—	(345,254)
3,749,996 USD	574,655,000 JPY	Barclays	03/11/2026	—	(67,575)
18,179,000 AUD	12,839,828 USD	Citi	03/11/2026	—	(96,821)
13,418,000 EUR	15,880,351 USD	Citi	03/11/2026	18,521	—
9,668,545,000 JPY	63,106,900 USD	Citi	03/11/2026	1,150,332	—
38,528,000 NOK	4,019,069 USD	Citi	03/11/2026	—	(32,771)
558,685,000 SEK	62,719,192 USD	Citi	03/11/2026	802,372	—
87,206,000 USD	13,373,337,000 JPY	Citi	03/11/2026	—	(1,508,921)
4,783,500 AUD	3,411,868 USD	Citi	03/18/2026	7,906	—
15,443,018 AUD	10,179,301 USD	Citi	03/18/2026	—	(810,028)
66,972,796 BRL	12,319,491 USD	Citi	03/18/2026	—	(690,966)
439,500 CAD	324,491 USD	Citi	03/18/2026	2,078	—
25,529,239 CAD	18,535,820 USD	Citi	03/18/2026	—	(192,241)
308,787 CHF	403,956 USD	Citi	03/18/2026	1,571	—
22,365,472 CHF	28,156,769 USD	Citi	03/18/2026	—	(988,003)
868,750,000 CLP	1,007,754 USD	Citi	03/18/2026	12,361	—
4,000,000,000 CLP	4,463,804 USD	Citi	03/18/2026	—	(119,304)
1,679,025 CNH	245,825 USD	Citi	03/18/2026	822	—
98,098,160 CNH	14,103,697 USD	Citi	03/18/2026	—	(210,763)
14,955,541,588 COP	4,026,687 USD	Citi	03/18/2026	57,307	—
8,823,131,116 COP	2,313,445 USD	Citi	03/18/2026	—	(28,320)
87,500,000 CZK	4,290,334 USD	Citi	03/18/2026	22,988	—
118,926,000 CZK	5,730,387 USD	Citi	03/18/2026	—	(69,594)
6,619,896 EUR	7,875,369 USD	Citi	03/18/2026	46,713	—
27,414,459 EUR	32,224,158 USD	Citi	03/18/2026	—	(196,045)
3,366,500 GBP	4,587,234 USD	Citi	03/18/2026	50,151	—
8,047,354 GBP	10,675,356 USD	Citi	03/18/2026	—	(170,184)
782,447,918 HUF	2,457,677 USD	Citi	03/18/2026	6,777	—
2,434,791,661 HUF	7,496,421 USD	Citi	03/18/2026	—	(130,197)
12,069,000 ILS	3,904,864 USD	Citi	03/18/2026	51,539	—
14,913,170 ILS	4,608,073 USD	Citi	03/18/2026	—	(153,323)
865,561,165 INR	9,570,148 USD	Citi	03/18/2026	71,574	—
15,000,000 INR	163,163 USD	Citi	03/18/2026	—	(1,445)
3,070,990,950 JPY	19,875,760 USD	Citi	03/18/2026	184,394	—
469,999,999 JPY	2,987,900 USD	Citi	03/18/2026	—	(25,767)
10,054,550,035 KRW	7,027,796 USD	Citi	03/18/2026	39,160	—
20,309,099,848 KRW	14,034,525 USD	Citi	03/18/2026	—	(81,762)
18,999,998 MXN	1,103,616 USD	Citi	03/18/2026	1,995	—
298,827,251 MXN	16,274,889 USD	Citi	03/18/2026	—	(1,051,129)
4,500,001 NOK	474,700 USD	Citi	03/18/2026	1,473	—
105,719,164 NOK	10,682,391 USD	Citi	03/18/2026	—	(435,205)
3,765,181 NZD	2,269,524 USD	Citi	03/18/2026	9,512	—
16,671,531 NZD	9,645,136 USD	Citi	03/18/2026	—	(361,784)
185,117 PEN	55,177 USD	Citi	03/18/2026	17	—
1,480,899 PEN	440,780 USD	Citi	03/18/2026	—	(496)
77,187,499 PHP	1,341,238 USD	Citi	03/18/2026	3,557	—
153,281,250 PHP	2,626,799 USD	Citi	03/18/2026	—	(29,608)
10,817,266 PLN	3,061,572 USD	Citi	03/18/2026	34,324	—
51,630,322 PLN	14,170,062 USD	Citi	03/18/2026	—	(278,857)
5,837,753 SEK	654,436 USD	Citi	03/18/2026	7,183	—
78,191,375 SEK	8,410,752 USD	Citi	03/18/2026	—	(258,619)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
44,547,542 SGD	34,512,396 USD	Citi	03/18/2026	—	(748,399)
226,164,882 THB	7,086,869 USD	Citi	03/18/2026	—	(198,680)
47,724,639 TWD	1,529,934 USD	Citi	03/18/2026	3,863	—
238,604,108 TWD	7,600,318 USD	Citi	03/18/2026	—	(29,428)
12,502,654 USD	18,368,018 AUD	Citi	03/18/2026	568,120	—
1,326,234 USD	1,858,500 AUD	Citi	03/18/2026	—	(3,716)
12,058,162 USD	65,022,745 BRL	Citi	03/18/2026	573,469	—
18,665,453 USD	25,712,745 CAD	Citi	03/18/2026	197,226	—
3,351,615 USD	4,546,931 CAD	Citi	03/18/2026	—	(16,020)
20,994,111 USD	16,362,302 CHF	Citi	03/18/2026	327,843	—
2,062,769 USD	1,576,752 CHF	Citi	03/18/2026	—	(8,081)
4,152,303 USD	3,850,996,321 CLP	Citi	03/18/2026	260,080	—
774,832 USD	668,251,837 CLP	Citi	03/18/2026	—	(9,165)
12,358,802 USD	86,871,872 CNH	Citi	03/18/2026	317,521	—
1,856,903 USD	12,681,097 CNH	Citi	03/18/2026	—	(6,480)
7,142,784 USD	27,461,500,500 COP	Citi	03/18/2026	145,828	—
1,829,129 USD	6,750,000,000 COP	Citi	03/18/2026	—	(37,598)
6,234,943 USD	128,869,250 CZK	Citi	03/18/2026	49,967	—
33,963,796 USD	28,973,554 EUR	Citi	03/18/2026	300,184	—
7,596,005 USD	6,374,922 EUR	Citi	03/18/2026	—	(57,054)
2,498,782 USD	1,863,001 GBP	Citi	03/18/2026	12,013	—
9,632,306 USD	7,095,426 GBP	Citi	03/18/2026	—	(69,694)
10,392,606 USD	3,429,583,331 HUF	Citi	03/18/2026	350,046	—
1,201,174 USD	382,500,000 HUF	Citi	03/18/2026	—	(3,051)
2,154,291 USD	6,917,378 ILS	Citi	03/18/2026	54,252	—
5,119,127 USD	15,923,091 ILS	Citi	03/18/2026	—	(35,288)
489,217 USD	45,000,000 INR	Citi	03/18/2026	4,608	—
9,435,960 USD	854,873,219 INR	Citi	03/18/2026	—	(54,674)
5,535,677 USD	870,000,000 JPY	Citi	03/18/2026	42,812	—
26,223,219 USD	4,046,387,940 JPY	Citi	03/18/2026	—	(277,553)
25,506,549 USD	37,330,699,908 KRW	Citi	03/18/2026	440,976	—
152,942 USD	218,750,006 KRW	Citi	03/18/2026	—	(895)
10,262,397 USD	183,254,545 MXN	Citi	03/18/2026	362,710	—
4,299,433 USD	74,036,350 MXN	Citi	03/18/2026	—	(6,802)
11,562,046 USD	116,884,631 NOK	Citi	03/18/2026	729,728	—
52,780 USD	500,000 NOK	Citi	03/18/2026	—	(199)
10,322,361 USD	17,578,286 NZD	Citi	03/18/2026	228,829	—
1,726,235 USD	2,858,426 NZD	Citi	03/18/2026	—	(10,493)
766,054 USD	2,591,604 PEN	Citi	03/18/2026	6,188	—
5,300,710 USD	312,500,000 PHP	Citi	03/18/2026	115,002	—
9,930,900 USD	35,594,854 PLN	Citi	03/18/2026	30,440	—
1,569,999 USD	5,609,099 PLN	Citi	03/18/2026	—	(274)
7,116,394 USD	66,216,627 SEK	Citi	03/18/2026	225,291	—
335,636 USD	2,999,999 SEK	Citi	03/18/2026	—	(3,015)
18,301,019 USD	23,250,260 SGD	Citi	03/18/2026	102,301	—
10,757,453 USD	13,573,017 SGD	Citi	03/18/2026	—	(13,978)
2,380,607 USD	74,232,976 THB	Citi	03/18/2026	10,692	—
2,661,443 USD	82,465,951 THB	Citi	03/18/2026	—	(4,931)
3,831,859 USD	120,417,573 TWD	Citi	03/18/2026	18,685	—
13,012,074 USD	404,534,379 TWD	Citi	03/18/2026	—	(76,444)
11,591,204 USD	196,498,514 ZAR	Citi	03/18/2026	733,486	—
376,536 USD	6,000,000 ZAR	Citi	03/18/2026	—	(207)
25,000,000 ZAR	1,572,693 USD	Citi	03/18/2026	4,654	—
171,554,763 ZAR	10,454,097 USD	Citi	03/18/2026	—	(306,082)
6,000,000,000 IDR	358,654 USD	Citi	03/25/2026	1,354	—
17,607,464,867 IDR	1,046,011 USD	Citi	03/25/2026	—	(2,514)
171,010 USD	2,875,000,000 IDR	Citi	03/25/2026	196	—
894,989 USD	14,982,464,867 IDR	Citi	03/25/2026	—	(2,783)

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,466,000 AUD	1,044,962 USD	Citi	06/17/2026	2,664	—
7,987,474 BRL	1,507,558 USD	Citi	06/17/2026	—	(11,311)
7,948,497 CHF	10,398,209 USD	Citi	06/17/2026	—	(60,316)
1,718,251,837 CLP	1,984,803 USD	Citi	06/17/2026	16,586	—
4,485,596 CNH	660,714 USD	Citi	06/17/2026	2,572	—
93,556,750 CZK	4,557,530 USD	Citi	06/17/2026	—	(9,721)
1,973,628 EUR	2,340,380 USD	Citi	06/17/2026	—	(3,534)
4,149,926 GBP	5,605,670 USD	Citi	06/17/2026	10,999	—
22,500,000 HUF	70,129 USD	Citi	06/17/2026	1	—
90,000,000 HUF	277,862 USD	Citi	06/17/2026	—	(2,647)
2,874,999,999 IDR	171,043 USD	Citi	06/17/2026	317	—
2,875,000,000 IDR	170,588 USD	Citi	06/17/2026	—	(138)
15,434,091 ILS	4,968,846 USD	Citi	06/17/2026	33,935	—
132,000 ILS	42,059 USD	Citi	06/17/2026	—	(147)
248,333,334 INR	2,709,576 USD	Citi	06/17/2026	2,926	—
80,000,000 JPY	517,791 USD	Citi	06/17/2026	910	—
218,750,001 KRW	153,420 USD	Citi	06/17/2026	999	—
812,499,993 KRW	564,149 USD	Citi	06/17/2026	—	(1,988)
67,536,350 MXN	3,890,170 USD	Citi	06/17/2026	5,441	—
18,097,920 MXN	1,037,643 USD	Citi	06/17/2026	—	(3,360)
1,954,099 NOK	204,295 USD	Citi	06/17/2026	—	(1,031)
7,065,108 NZD	4,249,908 USD	Citi	06/17/2026	—	(4,554)
1,093,750 PHP	18,962 USD	Citi	06/17/2026	63	—
1,640,625 PHP	28,269 USD	Citi	06/17/2026	—	(79)
5,609,099 PLN	1,570,020 USD	Citi	06/17/2026	246	—
31,257,213 PLN	8,731,225 USD	Citi	06/17/2026	—	(16,480)
2,000,000 SEK	222,845 USD	Citi	06/17/2026	46	—
17,812,498 SEK	1,976,401 USD	Citi	06/17/2026	—	(7,904)
11,594,517 SGD	9,240,612 USD	Citi	06/17/2026	5,260	—
7,724,260 SGD	6,138,047 USD	Citi	06/17/2026	—	(14,539)
17,616,487 THB	571,750 USD	Citi	06/17/2026	233	—
88,082,440 THB	2,849,569 USD	Citi	06/17/2026	—	(8,019)
3,687,507 USD	5,174,500 AUD	Citi	06/17/2026	—	(8,537)
641,927 USD	3,401,426 BRL	Citi	06/17/2026	4,876	—
9,457,412 USD	12,872,807 CAD	Citi	06/17/2026	22,235	—
427,169 USD	368,749,999 CLP	Citi	06/17/2026	—	(4,774)
247,219 USD	1,679,024 CNH	Citi	06/17/2026	—	(867)
540,558 USD	2,086,565,558 COP	Citi	06/17/2026	597	—
4,526,721 USD	17,192,107,146 COP	Citi	06/17/2026	—	(67,913)
9,463,373 USD	7,987,931 EUR	Citi	06/17/2026	23,229	—
4,373,450 USD	1,414,791,661 HUF	Citi	06/17/2026	36,138	—
1,069,398 USD	342,447,919 HUF	Citi	06/17/2026	—	(2,065)
5,817,472 USD	532,936,163 INR	Citi	06/17/2026	—	(8,862)
9,747,884 USD	1,500,937,717 JPY	Citi	06/17/2026	—	(50,299)
10,733,041 USD	15,459,099,841 KRW	Citi	06/17/2026	38,613	—
5,294,995 USD	7,554,550,030 KRW	Citi	06/17/2026	—	(31,106)
403,230 USD	6,999,998 MXN	Citi	06/17/2026	—	(587)
3,442,565 USD	32,950,497 NOK	Citi	06/17/2026	19,700	—
439,553 USD	1,480,899 PEN	Citi	06/17/2026	434	—
55,033 USD	185,117 PEN	Citi	06/17/2026	—	(33)
1,570,458 USD	91,171,875 PHP	Citi	06/17/2026	4,886	—
1,096,767 USD	63,281,249 PHP	Citi	06/17/2026	—	(3,340)
275,540 USD	986,319 PLN	Citi	06/17/2026	493	—
55,219 USD	197,264 PLN	Citi	06/17/2026	—	(12)
4,559,494 USD	143,164,371 TWD	Citi	06/17/2026	16,532	—
4,586,775 USD	143,164,375 TWD	Citi	06/17/2026	—	(10,750)
1,953,600 USD	31,588,143 ZAR	Citi	06/17/2026	14,931	—
9,044,396 ZAR	558,319 USD	Citi	06/17/2026	—	(5,316)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,460,000 CHF	21,364,138 USD	Goldman Sachs International	03/11/2026	—	(66,149)
6,412,000 EUR	7,568,291 USD	Goldman Sachs International	03/11/2026	—	(11,531)
115,183,000 JPY	740,701 USD	Goldman Sachs International	03/11/2026	2,602	—
31,221,000 NOK	3,264,016 USD	Goldman Sachs International	03/11/2026	—	(19,375)
54,573,301 USD	42,046,000 CHF	Goldman Sachs International	03/11/2026	168,974	—
5,079,240 USD	48,459,000 NOK	HSBC	03/11/2026	17,004	—
25,256,680 USD	42,157,000 NZD	HSBC	03/11/2026	39,965	—
2,554,000 AUD	1,810,253 USD	JPMorgan	03/11/2026	—	(7,240)
17,776,000 CAD	13,102,780 USD	JPMorgan	03/11/2026	66,434	—
3,165,000 CAD	2,316,246 USD	JPMorgan	03/11/2026	—	(4,864)
57,158,000 GBP	78,335,611 USD	JPMorgan	03/11/2026	1,304,650	—
6,385,000 NZD	3,839,013 USD	JPMorgan	03/11/2026	7,643	—
20,876,328 USD	28,506,000 CAD	JPMorgan	03/11/2026	29,055	—
7,879,062 USD	5,749,000 GBP	JPMorgan	03/11/2026	—	(131,223)
1,587,746 USD	244,958,000 JPY	JPMorgan	03/11/2026	—	(18,042)
10,666,871 USD	96,361,000 SEK	JPMorgan	03/11/2026	12,433	—
4,783,500 AUD	3,411,875 USD	JPMorgan	03/18/2026	7,913	—
15,443,018 AUD	10,179,322 USD	JPMorgan	03/18/2026	—	(810,007)
66,972,798 BRL	12,319,517 USD	JPMorgan	03/18/2026	—	(690,941)
439,500 CAD	324,492 USD	JPMorgan	03/18/2026	2,078	—
25,529,239 CAD	18,535,857 USD	JPMorgan	03/18/2026	—	(192,204)
308,789 CHF	403,959 USD	JPMorgan	03/18/2026	1,572	—
22,365,472 CHF	28,156,825 USD	JPMorgan	03/18/2026	—	(987,947)
968,749,999 CLP	1,123,621 USD	JPMorgan	03/18/2026	13,649	—
4,000,000,000 CLP	4,463,813 USD	JPMorgan	03/18/2026	—	(119,295)
1,679,021 CNH	245,825 USD	JPMorgan	03/18/2026	822	—
98,098,156 CNH	14,103,725 USD	JPMorgan	03/18/2026	—	(210,735)
14,955,541,588 COP	4,026,693 USD	JPMorgan	03/18/2026	57,313	—
8,823,131,116 COP	2,313,449 USD	JPMorgan	03/18/2026	—	(28,316)
87,500,000 CZK	4,290,343 USD	JPMorgan	03/18/2026	22,997	—
118,926,000 CZK	5,730,399 USD	JPMorgan	03/18/2026	—	(69,583)
6,619,895 EUR	7,875,383 USD	JPMorgan	03/18/2026	46,729	—
27,414,470 EUR	32,224,235 USD	JPMorgan	03/18/2026	—	(195,980)
3,366,500 GBP	4,587,243 USD	JPMorgan	03/18/2026	50,161	—
8,047,353 GBP	10,675,376 USD	JPMorgan	03/18/2026	—	(170,162)
782,447,916 HUF	2,457,682 USD	JPMorgan	03/18/2026	6,782	—
2,434,791,665 HUF	7,496,436 USD	JPMorgan	03/18/2026	—	(130,182)
12,069,000 ILS	3,904,872 USD	JPMorgan	03/18/2026	51,546	—
14,913,164 ILS	4,608,081 USD	JPMorgan	03/18/2026	—	(153,314)
865,561,155 INR	9,570,476 USD	JPMorgan	03/18/2026	71,903	—
15,000,000 INR	163,163 USD	JPMorgan	03/18/2026	—	(1,445)
3,070,990,948 JPY	19,875,799 USD	JPMorgan	03/18/2026	184,433	—
470,000,001 JPY	2,987,906 USD	JPMorgan	03/18/2026	—	(25,761)
10,054,550,030 KRW	7,028,132 USD	JPMorgan	03/18/2026	39,495	—
20,309,099,831 KRW	14,032,386 USD	JPMorgan	03/18/2026	—	(83,900)
19,000,000 MXN	1,103,618 USD	JPMorgan	03/18/2026	1,997	—
298,827,251 MXN	16,274,921 USD	JPMorgan	03/18/2026	—	(1,051,096)
4,499,999 NOK	474,701 USD	JPMorgan	03/18/2026	1,474	—
106,094,153 NOK	10,721,617 USD	JPMorgan	03/18/2026	—	(435,413)
3,765,181 NZD	2,269,529 USD	JPMorgan	03/18/2026	9,517	—
16,671,533 NZD	9,645,156 USD	JPMorgan	03/18/2026	—	(361,764)
185,117 PEN	55,178 USD	JPMorgan	03/18/2026	17	—
1,480,899 PEN	440,781 USD	JPMorgan	03/18/2026	—	(495)
79,375,000 PHP	1,379,257 USD	JPMorgan	03/18/2026	3,666	—
156,562,499 PHP	2,683,380 USD	JPMorgan	03/18/2026	—	(29,891)
10,817,261 PLN	3,061,577 USD	JPMorgan	03/18/2026	34,330	—
51,630,314 PLN	14,170,088 USD	JPMorgan	03/18/2026	—	(278,828)
5,837,751 SEK	654,437 USD	JPMorgan	03/18/2026	7,184	—

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
78,191,375 SEK	8,410,769 USD	JPMorgan	03/18/2026	—	(258,602)
44,547,544 SGD	34,512,467 USD	JPMorgan	03/18/2026	—	(748,330)
226,164,882 THB	7,086,883 USD	JPMorgan	03/18/2026	—	(198,666)
47,724,639 TWD	1,529,164 USD	JPMorgan	03/18/2026	3,093	—
238,604,107 TWD	7,600,160 USD	JPMorgan	03/18/2026	—	(29,586)
12,502,629 USD	18,368,018 AUD	JPMorgan	03/18/2026	568,145	—
1,326,232 USD	1,858,500 AUD	JPMorgan	03/18/2026	—	(3,714)
12,058,138 USD	65,022,747 BRL	JPMorgan	03/18/2026	573,494	—
18,665,416 USD	25,712,745 CAD	JPMorgan	03/18/2026	197,264	—
3,351,608 USD	4,546,931 CAD	JPMorgan	03/18/2026	—	(16,013)
20,994,071 USD	16,362,304 CHF	JPMorgan	03/18/2026	327,885	—
2,062,767 USD	1,576,753 CHF	JPMorgan	03/18/2026	—	(8,077)
4,152,273 USD	3,850,996,321 CLP	JPMorgan	03/18/2026	260,110	—
890,779 USD	768,251,838 CLP	JPMorgan	03/18/2026	—	(10,534)
12,358,777 USD	86,871,869 CNH	JPMorgan	03/18/2026	317,546	—
1,856,899 USD	12,681,093 CNH	JPMorgan	03/18/2026	—	(6,476)
7,142,754 USD	27,461,500,500 COP	JPMorgan	03/18/2026	145,858	—
1,829,125 USD	6,750,000,000 COP	JPMorgan	03/18/2026	—	(37,594)
6,234,931 USD	128,869,250 CZK	JPMorgan	03/18/2026	49,979	—
33,963,741 USD	28,973,565 EUR	JPMorgan	03/18/2026	300,252	—
7,595,989 USD	6,374,922 EUR	JPMorgan	03/18/2026	—	(57,038)
2,498,776 USD	1,863,000 GBP	JPMorgan	03/18/2026	12,018	—
9,632,287 USD	7,095,426 GBP	JPMorgan	03/18/2026	—	(69,674)
10,392,585 USD	3,429,583,334 HUF	JPMorgan	03/18/2026	350,066	—
1,201,172 USD	382,500,000 HUF	JPMorgan	03/18/2026	—	(3,048)
2,154,285 USD	6,917,372 ILS	JPMorgan	03/18/2026	54,256	—
5,119,117 USD	15,923,091 ILS	JPMorgan	03/18/2026	—	(35,278)
489,216 USD	45,000,000 INR	JPMorgan	03/18/2026	4,609	—
9,435,987 USD	854,873,209 INR	JPMorgan	03/18/2026	—	(54,702)
5,535,666 USD	870,000,000 JPY	JPMorgan	03/18/2026	42,823	—
26,223,166 USD	4,046,387,939 JPY	JPMorgan	03/18/2026	—	(277,500)
25,509,636 USD	37,330,699,892 KRW	JPMorgan	03/18/2026	437,888	—
152,945 USD	218,750,001 KRW	JPMorgan	03/18/2026	—	(898)
10,262,376 USD	183,254,545 MXN	JPMorgan	03/18/2026	362,731	—
4,299,425 USD	74,036,352 MXN	JPMorgan	03/18/2026	—	(6,794)
11,601,255 USD	117,259,619 NOK	JPMorgan	03/18/2026	729,954	—
52,780 USD	500,000 NOK	JPMorgan	03/18/2026	—	(199)
10,322,342 USD	17,578,288 NZD	JPMorgan	03/18/2026	228,850	—
1,726,232 USD	2,858,426 NZD	JPMorgan	03/18/2026	—	(10,490)
766,052 USD	2,591,604 PEN	JPMorgan	03/18/2026	6,189	—
5,357,609 USD	315,781,250 PHP	JPMorgan	03/18/2026	114,969	—
38,032 USD	2,187,500 PHP	JPMorgan	03/18/2026	—	(122)
9,930,878 USD	35,594,845 PLN	JPMorgan	03/18/2026	30,459	—
1,569,996 USD	5,609,098 PLN	JPMorgan	03/18/2026	—	(271)
7,116,380 USD	66,216,622 SEK	JPMorgan	03/18/2026	225,306	—
335,636 USD	3,000,001 SEK	JPMorgan	03/18/2026	—	(3,014)
18,300,984 USD	23,250,262 SGD	JPMorgan	03/18/2026	102,337	—
10,757,430 USD	13,573,016 SGD	JPMorgan	03/18/2026	—	(13,957)
2,380,603 USD	74,232,975 THB	JPMorgan	03/18/2026	10,697	—
2,661,438 USD	82,465,952 THB	JPMorgan	03/18/2026	—	(4,926)
1,278,108 USD	40,500,000 TWD	JPMorgan	03/18/2026	16,944	—
15,570,534 USD	484,451,951 TWD	JPMorgan	03/18/2026	—	(79,412)
11,591,180 USD	196,498,502 ZAR	JPMorgan	03/18/2026	733,509	—
376,535 USD	6,000,000 ZAR	JPMorgan	03/18/2026	—	(206)
25,000,000 ZAR	1,572,696 USD	JPMorgan	03/18/2026	4,658	—
171,554,752 ZAR	10,454,118 USD	JPMorgan	03/18/2026	—	(306,061)
6,000,000,000 IDR	358,654 USD	JPMorgan	03/25/2026	1,354	—
17,607,464,867 IDR	1,046,013 USD	JPMorgan	03/25/2026	—	(2,512)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
171,017 USD	2,875,000,000 IDR	JPMorgan	03/25/2026	189	—
894,987 USD	14,982,464,866 IDR	JPMorgan	03/25/2026	—	(2,781)
1,466,000 AUD	1,044,965 USD	JPMorgan	06/17/2026	2,667	—
7,987,475 BRL	1,507,561 USD	JPMorgan	06/17/2026	—	(11,308)
7,948,497 CHF	10,398,230 USD	JPMorgan	06/17/2026	—	(60,295)
1,718,251,838 CLP	1,984,807 USD	JPMorgan	06/17/2026	16,589	—
4,485,594 CNH	660,715 USD	JPMorgan	06/17/2026	2,573	—
93,556,750 CZK	4,557,539 USD	JPMorgan	06/17/2026	—	(9,712)
1,973,622 EUR	2,340,377 USD	JPMorgan	06/17/2026	—	(3,530)
4,149,926 GBP	5,605,681 USD	JPMorgan	06/17/2026	11,010	—
22,500,000 HUF	70,129 USD	JPMorgan	06/17/2026	1	—
89,999,999 HUF	277,863 USD	JPMorgan	06/17/2026	—	(2,647)
2,875,000,000 IDR	171,044 USD	JPMorgan	06/17/2026	317	—
2,875,000,000 IDR	170,591 USD	JPMorgan	06/17/2026	—	(135)
15,434,091 ILS	4,968,856 USD	JPMorgan	06/17/2026	33,945	—
132,000 ILS	42,059 USD	JPMorgan	06/17/2026	—	(147)
248,333,331 INR	2,709,623 USD	JPMorgan	06/17/2026	2,973	—
80,000,000 JPY	517,792 USD	JPMorgan	06/17/2026	911	—
218,750,006 KRW	153,425 USD	JPMorgan	06/17/2026	1,003	—
812,499,990 KRW	563,968 USD	JPMorgan	06/17/2026	—	(2,169)
67,536,352 MXN	3,890,178 USD	JPMorgan	06/17/2026	5,449	—
18,097,920 MXN	1,037,645 USD	JPMorgan	06/17/2026	—	(3,358)
1,954,099 NOK	204,296 USD	JPMorgan	06/17/2026	—	(1,031)
7,065,108 NZD	4,249,917 USD	JPMorgan	06/17/2026	—	(4,545)
1,093,750 PHP	18,963 USD	JPMorgan	06/17/2026	64	—
1,640,625 PHP	28,268 USD	JPMorgan	06/17/2026	—	(80)
5,609,098 PLN	1,570,023 USD	JPMorgan	06/17/2026	250	—
31,257,211 PLN	8,731,242 USD	JPMorgan	06/17/2026	—	(16,463)
2,000,000 SEK	222,845 USD	JPMorgan	06/17/2026	46	—
17,812,498 SEK	1,976,404 USD	JPMorgan	06/17/2026	—	(7,900)
11,594,516 SGD	9,240,630 USD	JPMorgan	06/17/2026	5,278	—
7,724,261 SGD	6,138,060 USD	JPMorgan	06/17/2026	—	(14,527)
17,616,488 THB	571,751 USD	JPMorgan	06/17/2026	234	—
88,082,439 THB	2,849,574 USD	JPMorgan	06/17/2026	—	(8,013)
3,687,500 USD	5,174,500 AUD	JPMorgan	06/17/2026	—	(8,529)
641,925 USD	3,401,424 BRL	JPMorgan	06/17/2026	4,877	—
9,457,393 USD	12,872,807 CAD	JPMorgan	06/17/2026	22,254	—
427,168 USD	368,750,000 CLP	JPMorgan	06/17/2026	—	(4,773)
247,218 USD	1,679,022 CNH	JPMorgan	06/17/2026	—	(867)
540,557 USD	2,086,565,558 COP	JPMorgan	06/17/2026	598	—
4,526,714 USD	17,192,107,146 COP	JPMorgan	06/17/2026	—	(67,906)
9,463,347 USD	7,987,925 EUR	JPMorgan	06/17/2026	23,248	—
4,373,441 USD	1,414,791,665 HUF	JPMorgan	06/17/2026	36,147	—
1,069,396 USD	342,447,915 HUF	JPMorgan	06/17/2026	—	(2,063)
5,817,462 USD	532,936,160 INR	JPMorgan	06/17/2026	—	(8,851)
9,747,865 USD	1,500,937,716 JPY	JPMorgan	06/17/2026	—	(50,279)
10,729,959 USD	15,459,099,838 KRW	JPMorgan	06/17/2026	41,695	—
5,295,056 USD	7,554,550,035 KRW	JPMorgan	06/17/2026	—	(31,166)
403,230 USD	7,000,000 MXN	JPMorgan	06/17/2026	—	(586)
3,442,558 USD	32,950,497 NOK	JPMorgan	06/17/2026	19,707	—
439,552 USD	1,480,899 PEN	JPMorgan	06/17/2026	435	—
55,032 USD	185,117 PEN	JPMorgan	06/17/2026	—	(32)
1,570,311 USD	91,171,874 PHP	JPMorgan	06/17/2026	5,033	—
1,096,760 USD	63,281,250 PHP	JPMorgan	06/17/2026	—	(3,333)
275,539 USD	986,317 PLN	JPMorgan	06/17/2026	494	—
55,218 USD	197,263 PLN	JPMorgan	06/17/2026	—	(12)
4,561,909 USD	143,164,372 TWD	JPMorgan	06/17/2026	14,116	—
4,587,917 USD	143,164,375 TWD	JPMorgan	06/17/2026	—	(11,891)

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,953,596 USD	31,588,147 ZAR	JPMorgan	06/17/2026	14,935	—
9,044,399 ZAR	558,320 USD	JPMorgan	06/17/2026	—	(5,315)
20,109,000 CHF	25,891,630 USD	Morgan Stanley	03/11/2026	—	(289,515)
572,000 EUR	676,265 USD	Morgan Stanley	03/11/2026	86	—
203,859,000 NOK	20,895,007 USD	Morgan Stanley	03/11/2026	—	(544,051)
14,957,000 NZD	8,926,637 USD	Morgan Stanley	03/11/2026	—	(48,431)
6,519,879 USD	4,980,000 CHF	Morgan Stanley	03/11/2026	—	(36,110)
24,756,000 USD	18,280,000 GBP	Morgan Stanley	03/11/2026	—	(120,324)
70,406,150 USD	685,109,000 NOK	Morgan Stanley	03/11/2026	1,644,098	—
40,500,000 AUD	27,892,645 USD	Morgan Stanley	03/18/2026	—	(927,357)
36,145,000 BRL	6,781,307 USD	Morgan Stanley	03/18/2026	—	(240,395)
3,200,000 CAD	2,320,100 USD	Morgan Stanley	03/18/2026	—	(27,396)
950,000 CHF	1,242,592 USD	Morgan Stanley	03/18/2026	4,633	—
18,100,000 CHF	22,795,349 USD	Morgan Stanley	03/18/2026	—	(791,024)
6,300,000 EUR	7,550,027 USD	Morgan Stanley	03/18/2026	99,679	—
9,450,000 GBP	13,007,717 USD	Morgan Stanley	03/18/2026	271,810	—
3,900,000 GBP	5,210,923 USD	Morgan Stanley	03/18/2026	—	(45,165)
220,000,000 JPY	1,416,933 USD	Morgan Stanley	03/18/2026	6,280	—
15,005,270,000 KRW	10,284,270 USD	Morgan Stanley	03/18/2026	—	(145,473)
73,625,000 MXN	4,273,867 USD	Morgan Stanley	03/18/2026	5,087	—
58,210,000 MXN	3,359,101 USD	Morgan Stanley	03/18/2026	—	(15,918)
92,750,000 NOK	9,458,079 USD	Morgan Stanley	03/18/2026	—	(295,658)
30,150,000 NZD	17,496,919 USD	Morgan Stanley	03/18/2026	—	(600,317)
40,125,000 PLN	11,047,971 USD	Morgan Stanley	03/18/2026	—	(181,145)
182,750,000 SEK	20,595,751 USD	Morgan Stanley	03/18/2026	333,573	—
7,500,000 SEK	809,750 USD	Morgan Stanley	03/18/2026	—	(21,803)
519,950,000 TRY	11,656,956 USD	Morgan Stanley	03/18/2026	—	(30,326)
11,415,982 USD	16,300,000 AUD	Morgan Stanley	03/18/2026	183,179	—
4,936,073 USD	6,750,000 CAD	Morgan Stanley	03/18/2026	15,677	—
7,502,330 USD	10,150,000 CAD	Morgan Stanley	03/18/2026	—	(56,365)
635,394 USD	500,000 CHF	Morgan Stanley	03/18/2026	16,163	—
913,454 USD	700,000 CHF	Morgan Stanley	03/18/2026	—	(1,274)
10,954,149 USD	9,350,000 EUR	Morgan Stanley	03/18/2026	103,114	—
1,833,193 USD	1,550,000 EUR	Morgan Stanley	03/18/2026	—	(171)
12,194,076 USD	8,950,000 GBP	Morgan Stanley	03/18/2026	—	(132,027)
10,453,566 USD	951,170,000 INR	Morgan Stanley	03/18/2026	—	(15,530)
22,944,243 USD	3,515,000,000 JPY	Morgan Stanley	03/18/2026	—	(405,866)
10,444,036 USD	15,005,270,000 KRW	Morgan Stanley	03/18/2026	—	(14,293)
10,422,693 USD	191,620,000 MXN	Morgan Stanley	03/18/2026	687,443	—
25,436,012 USD	256,750,000 NOK	Morgan Stanley	03/18/2026	1,564,228	—
1,188,373 USD	2,050,000 NZD	Morgan Stanley	03/18/2026	42,119	—
17,873,459 USD	29,600,000 NZD	Morgan Stanley	03/18/2026	—	(106,355)
756,451 USD	2,685,000 PLN	Morgan Stanley	03/18/2026	—	(5,045)
8,606,938 USD	80,000,000 SEK	Morgan Stanley	03/18/2026	262,962	—
8,049,958 USD	367,175,000 TRY	Morgan Stanley	03/18/2026	203,293	—
13,555,039 USD	220,775,000 ZAR	Morgan Stanley	03/18/2026	292,309	—
108,965,000 ZAR	6,836,370 USD	Morgan Stanley	03/18/2026	1,917	—
1,659,951,000 JPY	10,670,278 USD	Standard Chartered	03/11/2026	33,220	—
19,142,000 NOK	1,969,939 USD	UBS	03/11/2026	—	(43,150)
21,919,067 USD	31,611,000 AUD	UBS	03/11/2026	576,142	—
8,377,983 USD	11,352,000 CAD	UBS	03/11/2026	—	(52,792)
14,781,762 USD	11,419,000 CHF	UBS	03/11/2026	85,337	—
8,787,409 USD	14,586,000 NZD	UBS	03/11/2026	—	(34,963)
13,726,000 AUD	9,650,842 USD	Wells Fargo	03/11/2026	—	(116,936)
35,919,000 NZD	21,750,499 USD	Wells Fargo	03/11/2026	197,016	—
41,008,000 SEK	4,588,140 USD	Wells Fargo	03/11/2026	43,388	—
9,397,000 SEK	1,038,646 USD	Wells Fargo	03/11/2026	—	(2,786)
23,800,424 USD	32,443,000 CAD	Wells Fargo	03/11/2026	—	(7,771)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
474,643 USD	398,000 EUR	Wells Fargo	03/11/2026	—	(4,155)
21,866,410 USD	16,171,000 GBP	Wells Fargo	03/11/2026	—	(73,001)
780,550 USD	6,959,000 SEK	Wells Fargo	03/11/2026	—	(9,312)
Total				24,755,684	(25,021,142)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 3-Year Bond	30	03/2026	AUD	3,149,005	1,324	—
Brent Crude	10	03/2026	USD	728,700	52,289	—
Brent Crude	59	05/2026	USD	4,224,990	525,729	—
Brent Crude	60	07/2026	USD	4,212,000	464,389	—
Brent Crude	121	09/2026	USD	8,359,890	597,866	—
CAC40 Index	228	03/2026	EUR	19,593,180	622,537	—
Canadian Government 10-Year Bond	576	06/2026	CAD	70,755,840	314,491	—
Canadian Government 10-Year Bond	76	06/2026	CAD	9,335,840	22,705	—
Cocoa	12	07/2026	USD	353,040	—	(299,580)
Cocoa	24	09/2026	USD	720,960	—	(560,746)
Cocoa	12	12/2026	USD	371,760	—	(126,601)
Coffee	7	05/2026	USD	736,969	—	(43,917)
Coffee	23	05/2026	USD	2,421,469	—	(109,999)
Coffee	19	05/2026	USD	2,000,344	—	(127,950)
Coffee	9	07/2026	USD	931,163	—	(229,782)
Coffee	18	09/2026	USD	1,831,950	—	(380,578)
Coffee	9	12/2026	USD	900,788	—	(39,006)
Copper	1	03/2026	USD	332,522	5,614	—
Copper	12	05/2026	USD	1,817,850	36,029	—
Copper	1	06/2026	USD	334,229	1,154	—
Copper	18	07/2026	USD	2,753,100	355,311	—
Copper	36	09/2026	USD	5,558,400	315,176	—
Copper	18	12/2026	USD	2,816,100	53,487	—
Corn	57	05/2026	USD	1,278,225	34,056	—
Corn	56	05/2026	USD	1,255,800	30,802	—
Corn	101	07/2026	USD	2,302,800	—	(20,465)
Corn	202	09/2026	USD	4,603,075	101,932	—
Corn	98	12/2026	USD	2,300,550	48,986	—
Cotton	20	07/2026	USD	673,200	10,073	—
Cotton	58	12/2026	USD	2,021,300	38,762	—
DAX Index	8	03/2026	EUR	5,069,400	118,818	—
DJIA Index E-mini	12	03/2026	USD	2,940,000	4,090	—
Euro STOXX 50 Index	11	03/2026	EUR	676,830	51,668	—
Euro STOXX 50 Index	30	03/2026	EUR	1,845,900	—	(7,663)
Euro-Bobl	1	06/2026	EUR	118,100	213	—
Euro-BTP	17	06/2026	EUR	2,072,810	4,643	—
Euro-Bund	285	06/2026	EUR	36,822,000	101,855	—
Euro-OAT	161	03/2026	EUR	19,951,120	477,726	—
Euro-OAT	10	06/2026	EUR	1,234,400	3,012	—
Feeder Cattle	27	05/2026	USD	4,687,200	—	(150,669)
FTSE 100 Index	87	03/2026	GBP	9,488,220	778,589	—
FTSE 100 Index	6	03/2026	GBP	654,360	48,030	—
FTSE China A50 Index	427	03/2026	USD	6,252,134	—	(38,581)
FTSE Taiwan Index	41	03/2026	USD	4,649,810	67,265	—
FTSE/MIB Index	8	03/2026	EUR	1,890,840	50,127	—
Gas Oil	20	04/2026	USD	1,486,000	131,175	—
Gas Oil	20	07/2026	USD	1,409,000	146,814	—
Gas Oil	41	09/2026	USD	2,841,300	326,068	—
Gas Oil	21	11/2026	USD	1,434,300	76,982	—

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gold 100 oz.	6	04/2026	USD	3,148,740	140,935	—
Gold 100 oz.	6	04/2026	USD	3,148,740	134,414	—
Hard Red Winter Wheat	6	05/2026	USD	174,150	9,066	—
Hard Red Winter Wheat	28	07/2026	USD	830,900	40,660	—
Hard Red Winter Wheat	55	09/2026	USD	1,672,000	116,574	—
Hard Red Winter Wheat	26	12/2026	USD	817,700	39,511	—
IBEX 35 Index	25	03/2026	EUR	4,602,800	61,673	—
IBEX 35 Index	11	03/2026	EUR	2,025,232	36,608	—
IFSC Nifty 50 Index	39	03/2026	USD	1,972,230	—	(36,526)
Japanese 10-Year Government Bond	36	03/2026	JPY	4,780,800,000	285,706	—
KLCI Index	4	03/2026	MYR	338,600	—	(1,266)
Lead	6	05/2026	USD	293,801	—	(2,616)
Lead	8	07/2026	USD	396,556	—	(18,722)
Lead	15	09/2026	USD	753,293	—	(27,006)
Lead	7	11/2026	USD	355,819	—	(2,736)
Lean Hogs	32	04/2026	USD	1,225,280	43,636	—
Lean Hogs	13	04/2026	USD	497,770	21,354	—
Lean Hogs	41	04/2026	USD	1,569,890	9,469	—
Lean Hogs	19	06/2026	USD	832,580	60,084	—
Lean Hogs	19	08/2026	USD	840,370	68,277	—
Lean Hogs	45	10/2026	USD	1,672,200	52,897	—
Live Cattle	3	04/2026	USD	278,670	—	(12,354)
Live Cattle	13	04/2026	USD	1,207,570	—	(26,305)
Live Cattle	2	06/2026	USD	183,320	4,572	—
Live Cattle	15	06/2026	USD	1,374,900	—	(53,127)
Live Cattle	18	08/2026	USD	1,640,160	48,698	—
Live Cattle	35	10/2026	USD	3,181,150	—	(46,977)
Long Gilt	219	06/2026	GBP	20,515,920	365,160	—
Long Gilt	113	06/2026	GBP	10,585,840	140,562	—
Mexican Bolsa IPC Index	1	03/2026	MXN	718,140	4,258	—
MSCI EAFE Index	1	03/2026	USD	158,255	—	(215)
MSCI Emerging Markets Index	87	03/2026	USD	6,976,095	741,623	—
NASDAQ 100 Index E-mini	4	03/2026	USD	2,000,380	—	(36,152)
Natural Gas	25	03/2026	USD	714,750	—	(18,919)
Natural Gas	18	03/2026	USD	514,620	—	(42,658)
Natural Gas	89	06/2026	USD	2,969,930	—	(542,687)
Natural Gas	176	08/2026	USD	5,991,040	—	(328,076)
Natural Gas	81	10/2026	USD	3,025,350	—	(147,034)
Nickel	9	07/2026	USD	969,812	139,982	—
Nickel	17	09/2026	USD	1,845,128	162,458	—
Nickel	8	11/2026	USD	874,248	20,305	—
NY Harbor ULSD Heat Oil	28	03/2026	USD	3,052,896	291,638	—
NY Harbor ULSD Heat Oil	5	03/2026	USD	545,160	17,067	—
NY Harbor ULSD Heat Oil	5	04/2026	USD	531,594	53,633	—
NY Harbor ULSD Heat Oil	11	06/2026	USD	1,136,243	124,117	—
NY Harbor ULSD Heat Oil	22	08/2026	USD	2,249,293	284,687	—
NY Harbor ULSD Heat Oil	11	10/2026	USD	1,117,439	69,811	—
OMXS30 Index	202	03/2026	SEK	65,170,250	176,950	—
Primary Aluminum	7	03/2026	USD	549,386	32,644	—
Primary Aluminum	10	06/2026	USD	786,223	14,828	—
Primary Aluminum	21	07/2026	USD	1,651,330	98,728	—
Primary Aluminum	43	09/2026	USD	3,382,369	132,183	—
Primary Aluminum	21	11/2026	USD	1,649,624	18,858	—
RBOB Gasoline	3	03/2026	USD	287,973	4,651	—
RBOB Gasoline	107	04/2026	USD	10,304,742	342,680	—
RBOB Gasoline	12	06/2026	USD	1,139,342	108,630	—
RBOB Gasoline	26	08/2026	USD	2,387,330	256,867	—
RBOB Gasoline	14	10/2026	USD	1,163,476	60,867	—
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	14	03/2026	USD	1,844,290	26,215	—
S&P 500 Index E-mini	15	03/2026	USD	5,166,750	2,802	—
S&P 500 Index E-mini	51	03/2026	USD	17,566,950	—	(500)
S&P 500 Index E-mini	86	03/2026	USD	29,622,700	—	(133,096)
S&P Mid 400 Index E-mini	7	03/2026	USD	2,504,530	87,124	—
S&P/TSX 60 Index	74	03/2026	CAD	29,178,200	1,269,317	—
S&P/TSX 60 Index	13	03/2026	CAD	5,125,900	64,214	—
Silver	8	05/2026	USD	3,731,640	730,276	—
Silver	2	05/2026	USD	932,910	124,716	—
Soybean	20	05/2026	USD	1,170,750	38,598	—
Soybean	41	07/2026	USD	2,424,638	79,170	—
Soybean	129	11/2026	USD	7,277,213	248,850	—
Soybean Meal	26	05/2026	USD	833,300	23,270	—
Soybean Meal	10	05/2026	USD	320,500	2,326	—
Soybean Meal	40	07/2026	USD	1,291,200	—	(14,338)
Soybean Meal	82	12/2026	USD	2,606,780	21,948	—
Soybean Meal	38	12/2026	USD	1,208,020	—	(6,702)
Soybean Oil	14	05/2026	USD	519,540	40,251	—
Soybean Oil	39	07/2026	USD	1,448,226	233,394	—
Soybean Oil	121	12/2026	USD	4,336,398	486,844	—
SPI 200 Index	49	03/2026	AUD	11,233,250	504,196	—
Sugar #11	177	04/2026	USD	2,753,554	45,421	—
Sugar #11	41	04/2026	USD	637,829	6,847	—
Sugar #11	24	06/2026	USD	372,826	851	—
Sugar #11	49	06/2026	USD	761,186	—	(9,819)
Sugar #11	214	09/2026	USD	3,403,456	—	(77,031)
Thai SET50 Index	706	03/2026	THB	143,134,440	100,352	—
TOPIX Index	25	03/2026	JPY	988,625,000	637,282	—
TOPIX Index	15	03/2026	JPY	593,175,000	420,648	—
U.S. Treasury 10-Year Note	87	06/2026	USD	9,901,688	52,669	—
U.S. Treasury 2-Year Note	401	06/2026	USD	83,918,649	136,936	—
U.S. Treasury 5-Year Note	356	06/2026	USD	39,210,063	108,274	—
Wheat	16	05/2026	USD	473,200	41,467	—
Wheat	44	07/2026	USD	1,317,250	67,348	—
Wheat	86	09/2026	USD	2,621,925	233,027	—
Wheat	42	12/2026	USD	1,316,175	90,502	—
WTI Crude	81	03/2026	USD	5,428,620	224,766	—
WTI Crude	14	03/2026	USD	938,280	45,719	—
WTI Crude	50	06/2026	USD	3,309,000	356,147	—
WTI Crude	101	08/2026	USD	6,580,150	653,319	—
WTI Crude	51	10/2026	USD	3,271,140	114,595	—
Yen Denominated Nikkei 225 Index	2	03/2026	JPY	58,685,000	27,125	—
Zinc	95	05/2026	USD	7,883,694	—	(136,083)
Zinc	12	07/2026	USD	996,525	75,094	—
Zinc	24	09/2026	USD	1,992,450	82,326	—
Zinc	12	11/2026	USD	995,250	—	(14,708)
Total					18,361,334	(3,871,190)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(129)	06/2026	USD	(31,075,294)	34,855	—
Australian 10-Year Bond	(267)	03/2026	AUD	(29,522,809)	—	(208,436)
Australian 10-Year Bond	(781)	03/2026	AUD	(86,356,982)	—	(679,338)
Bist 30 Index	(796)	04/2026	TRY	(127,176,920)	66,902	—
Brent Crude	(150)	03/2026	USD	(10,930,500)	—	(1,213,580)
CAC40 Index	(86)	03/2026	EUR	(7,390,410)	—	(211,445)

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(680)	06/2026	CAD	(83,531,200)	—	(211,644)
Cocoa	(47)	05/2026	USD	(1,357,360)	433,164	—
Cocoa	(19)	05/2026	GBP	(390,830)	186,194	—
Cocoa	(5)	05/2026	USD	(144,400)	56,699	—
Copper	(23)	05/2026	USD	(3,484,213)	—	(180,013)
Copper	(97)	05/2026	USD	(14,694,288)	—	(279,066)
Corn	(317)	05/2026	USD	(7,108,725)	—	(168,550)
Cotton	(18)	05/2026	USD	(590,490)	—	(11,871)
Cotton	(62)	05/2026	USD	(2,033,910)	—	(43,092)
Cotton	(172)	05/2026	USD	(5,642,460)	—	(145,114)
DAX Index	(3)	03/2026	EUR	(1,901,025)	—	(4,845)
DAX Index	(21)	03/2026	EUR	(13,307,175)	—	(308,459)
Euro STOXX 50 Index	(607)	03/2026	EUR	(37,348,710)	—	(1,762,520)
Euro-Bund	(72)	03/2026	EUR	(9,376,560)	—	(111,263)
Euro-Bund	(48)	03/2026	EUR	(6,251,040)	—	(157,396)
Euro-Buxl 30-Year	(1)	06/2026	EUR	(113,320)	—	(639)
Euro-OAT	(53)	03/2026	EUR	(6,567,760)	—	(223,416)
Euro-Schatz	(39)	06/2026	EUR	(4,172,610)	—	(2,109)
FTSE 100 Index	(42)	03/2026	GBP	(4,580,520)	—	(449,937)
FTSE Taiwan Index	(11)	03/2026	USD	(1,247,510)	7,803	—
FTSE/JSE Top 40 Index	(22)	03/2026	ZAR	(26,425,960)	—	(116,165)
FTSE/JSE Top 40 Index	(53)	03/2026	ZAR	(63,662,540)	—	(380,050)
FTSE/MIB Index	(78)	03/2026	EUR	(18,435,690)	—	(1,117,011)
Gas Oil	(68)	05/2026	USD	(4,947,000)	—	(420,182)
Hard Red Winter Wheat	(212)	05/2026	USD	(6,153,300)	—	(88,281)
IBEX 35 Index	(1)	03/2026	EUR	(184,112)	—	(5,235)
IFSC Nifty 50 Index	(64)	03/2026	USD	(3,236,480)	57,962	—
Japanese 10-Year Government Bond	(33)	03/2026	JPY	(4,382,400,000)	—	(40,485)
Japanese 10-Year Government Bond	(19)	03/2026	JPY	(2,523,200,000)	—	(83,891)
KOSPI 200 Index	(21)	03/2026	KRW	(4,923,450,000)	—	(374,322)
Live Cattle	(77)	04/2026	USD	(7,152,530)	153,152	—
Long Gilt	(100)	06/2026	GBP	(9,368,000)	—	(112,014)
Mexican Bolsa IPC Index	(200)	03/2026	MXN	(143,628,000)	—	(759,940)
MSCI Singapore Index	(52)	03/2026	SGD	(2,400,060)	—	(41)
Natural Gas	(161)	04/2026	USD	(4,638,410)	345,626	—
Nickel	(4)	03/2026	USD	(424,387)	—	(18,538)
Nickel	(32)	03/2026	USD	(3,395,096)	—	(78,629)
Nickel	(81)	05/2026	USD	(8,667,339)	—	(154,914)
Nickel	(4)	06/2026	USD	(429,540)	1,451	—
Nikkei 225 Index	(1)	03/2026	JPY	(59,100,000)	—	(14,850)
OMXS30 Index	(80)	03/2026	SEK	(25,810,000)	—	(37,077)
Primary Aluminum	(34)	03/2026	USD	(2,668,448)	—	(51,938)
Primary Aluminum	(289)	05/2026	USD	(22,706,080)	—	(322,092)
RBOB Gasoline	(5)	03/2026	USD	(479,955)	—	(16,975)
S&P/TSX 60 Index	(22)	03/2026	CAD	(8,674,600)	—	(239,430)
Soybean	(45)	05/2026	USD	(2,634,188)	—	(49,793)
Soybean	(206)	05/2026	USD	(12,058,725)	—	(271,008)
Soybean Oil	(69)	05/2026	USD	(2,560,590)	—	(170,314)
Soybean Oil	(317)	05/2026	USD	(11,763,870)	—	(814,505)
SPI 200 Index	(129)	03/2026	AUD	(29,573,250)	—	(1,045,562)
Sugar #11	(118)	04/2026	USD	(1,835,702)	—	(54,485)
TOPIX Index	(31)	03/2026	JPY	(1,225,895,000)	—	(1,025,493)
U.S. Long Bond	(225)	06/2026	USD	(26,655,469)	—	(192,956)
U.S. Treasury 10-Year Note	(1,196)	06/2026	USD	(136,119,750)	—	(664,826)
U.S. Treasury Ultra Bond	(31)	06/2026	USD	(3,769,406)	—	(42,474)
U.S. Treasury Ultra Bond	(67)	06/2026	USD	(8,146,781)	—	(73,392)
Wheat	(28)	05/2026	USD	(828,100)	—	(54,972)
Wheat	(537)	05/2026	USD	(15,881,775)	—	(1,198,488)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WIG 20 Index	(144)	03/2026	PLN	(9,910,080)	—	(77,189)
WTI Crude	(253)	04/2026	USD	(16,923,170)	—	(503,896)
Zinc	(6)	03/2026	USD	(496,449)	3,451	—
Total					1,347,259	(17,044,146)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	6,000,000	6,000,000	3.50	07/09/2026	105,000	75,859
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.50	12/01/2026	173,500	184,115
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	6,500,000	6,500,000	3.40	03/16/2026	89,700	9,729
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,785,000	4,785,000	3.50	06/11/2026	78,952	53,461
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	2,613,000	2,613,000	3.50	10/29/2026	70,682	40,987
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.30	03/30/2026	97,500	59,928
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	10,000,000	10,000,000	3.75	05/14/2026	191,000	249,156
Total							806,334	673,235

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	7,500,000	7,500,000	3.35	03/18/2026	66,000	8,705
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	7,000,000	7,000,000	3.75	04/22/2026	21,875	2,049
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	26,000,000	26,000,000	3.60	05/06/2026	153,400	27,193
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,000,000	8,000,000	3.75	08/04/2026	44,600	15,702
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	27,500,000	27,500,000	3.40	08/05/2026	438,900	158,078
Total							724,775	211,727

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(10,710,000)	(10,710,000)	3.20	03/26/2026	(8,568)	(19,899)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(10,000,000)	(10,000,000)	3.10	03/27/2026	(17,500)	(17,500)
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	(10,000,000)	(10,000,000)	3.10	03/27/2026	(15,000)	(15,000)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(15,000,000)	(15,000,000)	3.10	03/27/2026	(22,500)	(22,500)
Total							(63,568)	(74,899)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/15/2028	CHF	14,400,000	10,855	—	—	10,855	—
Fixed rate of 3.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/15/2028	GBP	2,800,000	8,150	—	—	8,150	—
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/15/2028	NZD	68,400,000	8,008	—	—	8,008	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/15/2028	SEK	2,100,000	188	—	—	188	—
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives Semi-Annually, Pays Annually	JPMorgan	03/15/2028	NOK	104,100,000	(11,468)	—	—	—	(11,468)
CORRA	Fixed rate of 2.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/15/2028	CAD	44,100,000	(96,001)	—	—	—	(96,001)
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/15/2028	EUR	28,600,000	(129,738)	—	—	—	(129,738)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	03/15/2028	JPY	23,184,500,000	(196,467)	—	—	—	(196,467)
Fixed rate of 4.000%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	JPMorgan	06/08/2028	AUD	148,100,000	99,781	—	—	99,781	—
Fixed rate of 4.000%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	JPMorgan	06/08/2028	AUD	22,500,000	(27,518)	—	—	—	(27,518)
Fixed rate of 3.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/14/2028	NZD	166,500,000	20,829	—	—	20,829	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/21/2028	EUR	110,000,000	224,477	—	—	224,477	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/21/2028	CHF	49,600,000	183,826	—	—	183,826	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/21/2028	SEK	1,308,900,000	139,922	—	—	139,922	—
Fixed rate of 4.500%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/21/2028	NOK	2,000,000	107	—	—	107	—
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.500%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/21/2028	NOK	214,400,000	(974)	—	—	—	(974)
SOFR	Fixed rate of 3.000%	Receives Annually, Pays Annually	JPMorgan	06/21/2028	USD	94,200,000	(270,780)	—	—	—	(270,780)
CORRA	Fixed rate of 2.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/21/2028	CAD	128,400,000	(412,177)	—	—	—	(412,177)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	06/21/2028	JPY	44,534,000,000	(420,163)	—	—	—	(420,163)
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/21/2028	GBP	156,700,000	(542,490)	—	—	—	(542,490)
3-Month AUD BBSW	Fixed rate of 4.500%	Receives Quarterly, Pays Quarterly	JPMorgan	09/07/2028	AUD	2,800,000	—	—	—	—	—
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/20/2028	EUR	600,000	—	—	—	—	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/20/2028	SEK	29,000,000	—	—	—	—	—
Fixed rate of 4.500%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/20/2028	NOK	50,000,000	—	—	—	—	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/20/2028	CHF	1,100,000	—	—	—	—	—
Fixed rate of 3.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/20/2028	GBP	700,000	—	—	—	—	—
SOFR	Fixed rate of 3.000%	Receives Annually, Pays Annually	JPMorgan	09/20/2028	USD	17,200,000	—	—	—	—	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	03/19/2031	EUR	2,300,000	(10,952)	—	—	—	(10,952)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	06/11/2031	NZD	300,000	(1,674)	—	—	—	(1,674)
6-Month AUD BBSW	Fixed rate of 4.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/12/2031	AUD	400,000	573	—	—	573	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/12/2031	AUD	1,000,000	(4,222)	—	—	—	(4,222)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2031	JPY	178,300,000	9,127	—	—	9,127	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/18/2031	NOK	10,100,000	5,825	—	—	5,825	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/18/2031	CHF	600,000	3,003	—	—	3,003	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/18/2031	SEK	5,000,000	1,520	—	—	1,520	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2031	USD	400,000	(1,952)	—	—	—	(1,952)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2031	JPY	120,000,000	(2,688)	—	—	—	(2,688)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/18/2031	CAD	700,000	(7,677)	—	—	—	(7,677)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/18/2031	EUR	3,100,000	(33,578)	—	—	—	(33,578)
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2031	GBP	2,600,000	(37,169)	—	—	—	(37,169)

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/17/2031	EUR	100,000	—	—	—	—	—
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	03/12/2036	NZD	1,600,000	(17,868)	—	—	—	(17,868)
Fixed rate of 3.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/19/2036	CAD	11,000,000	104,034	—	—	104,034	—
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/19/2036	SEK	4,000,000	5,290	—	—	5,290	—
Fixed rate of 2.000%	TONA	Receives Annually, Pays Annually	JPMorgan	03/19/2036	JPY	30,000,000	806	—	—	806	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/19/2036	NOK	1,000,000	(594)	—	—	—	(594)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	GBP	300,000	(3,953)	—	—	—	(3,953)
6-Month EURIBOR	Fixed rate of 3.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/19/2036	EUR	500,000	(14,662)	—	—	—	(14,662)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/19/2036	CHF	1,300,000	(17,968)	—	—	—	(17,968)
Fixed rate of 2.000%	TONA	Receives Annually, Pays Annually	JPMorgan	03/19/2036	JPY	3,775,700,000	(67,073)	—	—	—	(67,073)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	06/11/2036	NZD	37,700,000	(438,462)	—	—	—	(438,462)
6-Month AUD BBSW	Fixed rate of 5.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/12/2036	AUD	66,100,000	(493,604)	—	—	—	(493,604)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/18/2036	GBP	42,000,000	804,435	—	—	804,435	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/18/2036	USD	15,100,000	292,015	—	—	292,015	—
Fixed rate of 2.000%	TONA	Receives Annually, Pays Annually	JPMorgan	06/18/2036	JPY	6,369,300,000	220,734	—	—	220,734	—
Fixed rate of 3.000%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/18/2036	CAD	8,400,000	137,156	—	—	137,156	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/18/2036	NOK	93,900,000	(72,892)	—	—	—	(72,892)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2036	CHF	2,400,000	(76,849)	—	—	—	(76,849)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	06/18/2036	SEK	42,900,000	(153,874)	—	—	—	(153,874)
6-Month EURIBOR	Fixed rate of 3.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/18/2036	EUR	34,300,000	(706,060)	—	—	—	(706,060)
3-Month AUD BBSW	Fixed rate of 5.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/11/2036	AUD	100,000	—	—	—	—	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/17/2036	NOK	12,000,000	—	—	—	—	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/17/2036	EUR	100,000	—	—	—	—	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/17/2036	USD	3,900,000	—	—	—	—	—
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	09/17/2036	CHF	100,000	—	—	—	—	—
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.000%	TONA	Receives Annually, Pays Annually	JPMorgan	09/17/2036	JPY	20,000,000	—	—	—	—	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/15/2056	GBP	200,000	6,955	—	—	6,955	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	03/15/2056	EUR	900,000	6,125	—	—	6,125	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/21/2056	EUR	2,100,000	106,125	—	—	106,125	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/21/2056	GBP	2,400,000	95,315	—	—	95,315	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/21/2056	USD	300,000	7,047	—	—	7,047	—
Fixed rate of 2.705%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	09/04/2035	SEK	61,000,000	105,682	—	—	105,682	—
Fixed rate of 2.696%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	10/03/2035	SEK	210,500,000	328,486	—	—	328,486	—
Fixed rate of 3.695%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	10/03/2035	NZD	8,200,000	(31,592)	—	—	—	(31,592)
Fixed rate of 2.943%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	12/03/2035	SEK	189,000,000	610,770	—	—	610,770	—
Fixed rate of 4.076%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	01/06/2036	NZD	27,000,000	235,880	—	—	235,880	—
Total							(520,093)	—	—	3,783,046	(4,303,139)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.249	USD	1,000,000	(167,570)	250	—	(126,461)	—	(40,859)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	3,000,000	(399,599)	751	—	(442,881)	44,033	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	500,000	(66,600)	126	—	(87,505)	21,031	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	500,000	(66,600)	125	—	(82,720)	16,245	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	499,745	(124,982)	125	—	(89,344)	—	(35,513)

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	1,199,388	(299,957)	299	—	(251,246)	—	(48,412)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	1,998,980	(499,928)	499	—	(284,634)	—	(214,795)
Total								(1,625,236)	2,175	—	(1,364,791)	81,309	(339,579)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index March Futures	Decrease in total return of TAIEX Index March Futures	At Termination	Goldman Sachs International	03/18/2026	TWD	121,077,400	234,003	—	—	—	234,003	—
Increase in total return of WIG 20 Index March Futures	Decrease in total return of WIG 20 Index March Futures	At Termination	Goldman Sachs International	03/20/2026	PLN	619,380	(921)	—	—	—	—	(921)
Total return on MSCI France Net Return EUR Index	ESTR plus 0.480%	Monthly	JPMorgan	03/18/2026	EUR	1,521,758	31,739	(1,084)	—	—	30,655	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	17,072,815	14,743	(1,864)	—	—	12,879	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	03/18/2026	SEK	4,150,004	12,345	(275)	—	—	12,070	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	03/18/2026	SEK	2,553,848	7,597	(169)	—	—	7,428	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	03/18/2026	SEK	1,995,194	5,935	(132)	—	—	5,803	—
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI United Kingdom Net Return GBP Index	SONIA plus 0.550%	Monthly	JPMorgan	03/18/2026	GBP	177,021	5,896	(252)	—	—	5,644	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	03/18/2026	SEK	1,835,578	5,460	(121)	—	—	5,339	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	6,571,064	5,674	(717)	—	—	4,957	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	4,556,236	3,934	(497)	—	—	3,437	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	3,336,883	2,882	(365)	—	—	2,517	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	3,110,938	2,686	(339)	—	—	2,347	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	2,929,809	2,530	(320)	—	—	2,210	—
Total return on MSCI France Net Return EUR Index	ESTR plus 0.480%	Monthly	JPMorgan	03/18/2026	EUR	98,738	2,059	(70)	—	—	1,989	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	2,306,128	1,991	(251)	—	—	1,740	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	2,093,255	1,808	(229)	—	—	1,579	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	4,317,502	1,401	—	—	—	1,401	—
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.270%	Monthly	JPMorgan	03/18/2026	EUR	53,741	1,375	(37)	—	—	1,338	—

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	03/18/2026	MXN	1,714,191	1,480	(187)	—	—	1,293	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	03/18/2026	SEK	2,448,815	1,076	—	—	—	1,076	—
Total return on MSCI Japan Net Return JPY Index	TONA plus 0.450%	Monthly	JPMorgan	03/18/2026	JPY	135,627	29	—	—	—	29	—
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	2,125	—	(2)	—	—	—	(2)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	8,502	(1)	(6)	—	—	—	(7)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	8,502	(1)	(6)	—	—	—	(7)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2026	ZAR	2,307	(9)	—	—	—	—	(9)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	27,631	(3)	(21)	—	—	—	(24)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	29,757	(3)	(23)	—	—	—	(26)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	34,008	(4)	(25)	—	—	—	(29)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	119,026	(13)	(89)	—	—	—	(102)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	342,164	(1,030)	(250)	—	—	—	(1,280)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	359,915	(1,084)	(263)	—	—	—	(1,347)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2026	ZAR	357,122	(1,484)	37	—	—	—	(1,447)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	1,813,026	(198)	(1,357)	—	—	—	(1,555)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	419,289	(1,263)	(306)	—	—	—	(1,569)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	1,857,661	(203)	(1,390)	—	—	—	(1,593)
SORA plus 0.300%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/18/2026	SGD	209,712	(1,875)	53	—	—	—	(1,822)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	2,140,348	(234)	(1,602)	—	—	—	(1,836)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	525,182	(1,582)	(383)	—	—	—	(1,965)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	03/18/2026	CHF	117,495	(2,030)	(1)	—	—	—	(2,031)

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	577,210	(1,738)	(422)	—	—	—	(2,160)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	608,427	(1,832)	(444)	—	—	—	(2,276)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	3,991,633	(436)	(2,988)	—	—	—	(3,424)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	03/18/2026	CHF	239,509	(4,137)	(4)	—	—	—	(4,141)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	1,017,310	(3,064)	(1,085)	—	—	—	(4,149)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	6,044,837	(660)	(4,525)	—	—	—	(5,185)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	03/18/2026	EUR	1,745,097	(5,255)	(1,274)	—	—	—	(6,529)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	03/18/2026	CHF	474,499	(8,197)	(6)	—	—	—	(8,203)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2026	ZAR	3,935,249	(16,349)	403	—	—	—	(15,946)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	03/18/2026	BRL	21,265,327	(2,322)	(15,919)	—	—	—	(18,241)
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month AUD BBSW plus 0.200%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	03/18/2026	AUD	1,762,588	(29,872)	1,234	—	—	—	(28,638)
SORA plus 0.300%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/18/2026	SGD	3,364,930	(30,084)	850	—	—	—	(29,234)
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/18/2026	ZAR	40,658,864	(168,915)	4,157	—	—	—	(164,758)
Increase in total return of KOSPI 200 Index March Futures	Decrease in total return of KOSPI 200 Index March Futures	At Termination	Morgan Stanley International	03/12/2026	KRW	15,004,800,000	3,948,573	—	—	—	3,948,573	—
Decrease in total return of Swiss Market Index March Futures	Increase in total return of Swiss Market Index March Futures	At Termination	Morgan Stanley International	03/20/2026	CHF	18,840,600	(803,106)	—	—	—	—	(803,106)
Decrease in total return of Ibovespa Index April Futures	Increase in total return of Ibovespa Index April Futures	At Termination	Morgan Stanley International	04/15/2026	BRL	30,314,986	(737)	—	—	—	—	(737)
Total							3,206,574	(32,566)	—	—	4,288,307	(1,114,299)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD Bank Bill	Bank Bill Rate	2.485%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.975%
6-Month AUD BBSW	Bank Bill Swap Rate	4.335%
6-Month EURIBOR	Euro Interbank Offered Rate	2.128%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.340%
ESTR	Euro Short Term Rate	1.935%
CORRA	Canadian Overnight Repo Rate Average	2.280%
Overnight BRL CDI	Interbank Certificate of Deposit	14.900%
SARON	Swiss Average Rate Overnight	(0.058)%
SOFR	Secured Overnight Financing Rate	3.670%
SONIA	Sterling Overnight Index Average	3.729%
SORA	Singapore Overnight Rate Average	1.001%
TONA	Tokyo Overnight Average Rate	0.728%
1-Month AUD BBSW	Bank Bill Swap Rate	3.808%

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	6.567%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.907%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.329%
3-Month AUD BBSW	Bank Bill Swap Rate	3.986%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $67,965,452, which represents 12.85% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2026 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(f)	Zero coupon bond.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $1,281,665, which represents 0.24% of total net assets.

(m)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(o)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	243,165,326	330,450,492	(288,054,264)	38,778	285,600,332	(11,250)	8,212,484	285,657,463
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2026 (Unaudited)
Currency Legend (continued)
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.

Columbia Multi Strategy Alternatives Fund  | 2026

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT259_05_T01_(04/26)